Concentration of Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	24.70%	19.30%	24.30%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	34.90%	33.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	14.50%	17.90%	17.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	10.90%	13.90%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		17.40%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		12.00%
Supplier Concentration Risk [Member] | Purchase Benchmark [Member] | Supplier One [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	12.30%
Supplier Concentration Risk [Member] | Purchase Benchmark [Member] | Supplier Two [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	11.10%
Supplier Concentration Risk [Member] | Purchase Benchmark [Member] | Supplier Three [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	10.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		11.30%